UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND*

(Formerly known as Madison/Claymore Covered Call Fund)

Portfolio of Investments

September 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks 97.9%
	Consumer Discretionary 23.2%
120,000	Abercrombie & Fitch Co.	$9,684,000
270,000	American Eagle Outfitters, Inc.	7,103,700
232,000	Bed Bath & Beyond, Inc. (a)	7,915,840
210,000	Best Buy Co., Inc.	9,664,200
140,000	Home Depot, Inc.	4,541,600
210,000	Lowe’s Cos., Inc.	5,884,200
125,000	Target Corp.	7,946,250
320,000	Williams-Sonoma, Inc.	10,438,400

		63,178,190

	Computers 2.4%
234,200	Dell, Inc. (a)	6,463,920

	Consumer Services 8.8%
263,400	EBAY, Inc. (a)	10,277,868
11,000	Google, Inc.-Class A (a)	6,239,970
250,000	Intuit, Inc. (a)	7,575,000

		24,092,838

	Energy 5.3%
120,000	Apache Corp.	10,807,200
74,000	Unit Corp. (a)	3,581,600

		14,388,800

	Financials 15.4%
50,000	Affiliated Managers Group (a)	6,375,500
50,000	Capital One Financial Corp.	3,321,500
200,000	Citigroup, Inc.	9,334,000
170,000	Countrywide Financial Corp.	3,231,700
15,000	Discover Financial Services	312,000
140,000	Merrill Lynch & Co., Inc.	9,979,200
150,000	Morgan Stanley Co.	9,450,000

		42,003,900

	Health Care 22.2%
145,000	Amgen, Inc. (a)	8,202,650
140,000	Biogen Idec, Inc. (a)	9,286,200
136,200	Boston Scientific Corp. (a)	1,899,990
100,000	Community Health Systems, Inc. (a)	3,144,000
40,000	Genentech, Inc. (a)	3,120,800
95,000	Genzyme Corp. (a)	5,886,200
267,200	Health Management Associates, Inc. - Class A	1,854,368
310,000	Mylan Laboratories, Inc. (a)	4,947,600
270,000	Pfizer, Inc.	6,596,100
200,000	UnitedHealth Group, Inc.	9,686,000
139,000	Varian Medical System, Inc. (a)	5,822,710

		60,446,618

	Industrial 1.4%
50,000	United Parcel Services Corp. - Class B	3,755,000

	Insurance 1.5%
122,000	MGIC Investment Corp.	3,941,820

	Software 3.6%
165,000	ACI Worldwide, Inc. (a)	3,687,750
316,000	Symantec Corp. (a)	6,124,080

		9,811,830

	Technology 14.1%
110,000	Altera Corp.	2,648,800
140,000	Applied Materials, Inc.	2,898,000
320,000	Cisco Systems, Inc. (a)	10,595,200
510,000	Flextronics International Ltd. (Singapore) (a)	5,701,800
50,000	Intel Corp.	1,293,000
170,000	Linear Technology Corp.	5,948,300
36,000	Maxim Integrated Products, Inc.	1,056,600
290,000	QLogic Corp. (a)	3,900,500
122,000	Zebra Technologies Corp. (a)	4,451,780

		38,493,980

	Total Common Stocks 97.9% (Cost $284,607,529)	266,576,896

	Exchange-Traded Fund 2.8%
150,000	Powershares QQQ (Cost $7,127,275)	7,711,500

	Total Long Term Investments 100.7% (Cost $291,734,804)	274,288,396

	Short-term Investments 7.4%
	Money Market Funds 0.0%
15,055	AIM Liquid Assets Money Market Fund
	(Cost $15,055)	15,055

Par Value
	Repurchase Agreement 5.1%
$13,807,000	Morgan Stanley Co. (issued 9/28/07, yielding 3.800%;
	collateralized by $12,935,000 original face of U.S.
	Treasury Inflation Protected Securities due 7/15/14;
	to be sold on 10/01/07 at $13,811,372)
	(Cost $13,807,000)	13,807,000

	U.S. Government and Agencies 2.3%
3,700,000	U.S. Treasury Note (coupon 4.25%, maturity 11/30/07)	3,702,605
2,500,000	U.S. Treasury Note (coupon 4.375%, maturity 1/31/08)	2,503,517

	(Cost $6,197,850)	6,206,122

	Total Short-term Investments 7.4%
	(Cost $20,019,905)	20,028,177

	Total Investments 108.1%
	(Cost $311,754,709)	294,316,573
	Liabilities in excess of Other Assets - (0.1%)	(151,443)
	Total Value of Options Written - (8.0%)	(21,883,515)

	Net Assets 100.0%	$272,281,615

Contracts (100 shares per contract)		Call Options Written	Expiration Date	Exercise Price	Value
1,200		Abercrombie & Fitch Co.	November 2007	$72.50	$1,212,000
60		ACI Worldwide, Inc.	February 2008	25.00	9,450
165		ACI Worldwide, Inc.	October 2007	25.00	2,888
210		ACI Worldwide, Inc.	February 2008	30.00	12,600
473		ACI Worldwide, Inc.	November 2007	35.00	2,365
500		Affiliated Managers Group	December 2007	105.00	1,257,500
900		Altera Corp.	January 2008	20.00	423,000
200		Altera Corp.	January 2008	22.50	56,000
1,200		American Eagle Outfitters, Inc.	January 2008	25.00	396,000
300		American Eagle Outfitters, Inc.	November 2007	25.00	72,000
800	(b)	American Eagle Outfitters, Inc.	January 2008	26.63	291,000
300		Amgen, Inc.	October 2007	55.00	71,100
800		Amgen, Inc.	October 2007	57.50	76,800
350		Amgen, Inc.	January 2008	65.00	23,625
750		Apache Corp.	January 2008	70.00	1,593,750
75		Apache Corp.	January 2008	75.00	126,000
175		Apache Corp.	January 2008	80.00	221,375
200		Apache Corp.	January 2008	85.00	181,000
1,395		Applied Materials, Inc.	January 2008	20.00	265,050
200		Bed Bath & Beyond, Inc.	February 2008	35.00	51,000
270		Bed Bath & Beyond, Inc.	February 2008	37.50	39,825
1,413		Bed Bath & Beyond, Inc.	January 2008	40.00	84,780
400		Best Buy Co., Inc.	March 2008	47.50	126,000
900		Best Buy Co., Inc.	December 2007	47.50	166,500
497		Best Buy Co., Inc.	December 2007	50.00	47,215
1,400		Biogen Idec, Inc.	January 2008	50.00	2,450,000
1,362		Boston Scientific Corp.	October 2007	12.50	217,920
123		Capital One Financial Corp.	January 2008	70.00	47,355
200		Capital One Financial Corp.	January 2008	75.00	40,500
1,500		Cisco Systems, Inc.	January 2008	27.50	956,250
1,500		Cisco Systems, Inc.	January 2008	30.00	641,250
200		Cisco Systems, Inc.	January 2008	32.50	50,200
750		Citigroup, Inc.	March 2008	50.00	119,250
1,000		Community Health Systems, Inc.	January 2008	40.00	37,500
771		Countrywide Financial Corp.	January 2008	22.50	102,158
200		Countrywide Financial Corp.	January 2008	25.00	15,000
300		Countrywide Financial Corp.	January 2008	27.50	13,500
429		Countrywide Financial Corp.	October 2007	17.50	90,090
1,900		Dell, Inc.	January 2008	27.50	394,250
442		Dell, Inc.	November 2007	27.50	59,670
1,300		EBAY, Inc.	January 2008	32.50	988,000
1,334		EBAY, Inc.	January 2008	35.00	747,040
5,100		Flextronics International Ltd. (Singapore)	January 2008	12.50	196,350
400		Genentech, Inc.	January 2008	75.00	260,000
950		Genzyme Corp.	January 2008	65.00	266,000
110		Google, Inc. - Class A	December 2007	500.00	871,200
2,672		Health Management Associates, Inc. - Class A	October 2007	7.50	13,360
1,128		Home Depot, Inc.	Febuary 2008	37.50	84,600
272		Home Depot, Inc.	Febuary 2008	40.00	10,200
500		Intel Corp.	January 2008	22.50	201,250
840		Intuit, Inc.	January 2008	30.00	193,200
1,660		Intuit, Inc.	January 2008	32.50	182,600
1,700		Linear Technology Corp.	January 2008	35.00	365,500
200		Lowe’s Cos., Inc.	January 2008	27.50	46,000
300		Lowe’s Cos., Inc.	January 2008	30.00	33,750
1,600		Lowe’s Cos., Inc.	January 2008	32.50	76,000
360		Maxim Integrated Products, Inc.	January 2008	30.00	70,200
700		Merrill Lynch & Co., Inc.	January 2008	75.00	266,000
700		Merrill Lynch & Co., Inc.	January 2008	80.00	147,000
424		MGIC Investment Corp.	October 2007	30.00	137,800
440		MGIC Investment Corp.	December 2007	35.00	108,900
356		MGIC Investment Corp.	January 2008	40.00	48,950
100		Morgan Stanley Co.	January 2008	60.00	62,500
1,100		Morgan Stanley Co.	January 2008	65.00	396,000
300	(c)	Morgan Stanley Co.	October 2007	75.00	32,250
1,100		Mylan Laboratories, Inc.	January 2008	17.50	79,750
400		Mylan Laboratories, Inc.	April 2008	17.50	50,000
1,592		Pfizer, Inc.	January 2008	25.00	147,260
1,108		Pfizer, Inc.	December 2007	27.50	19,390
1,500		Powershares QQQ	October 2007	48.00	559,500
201		Qlogic Corp.	January 2008	12.50	36,180
314		Qlogic Corp.	April 2008	15.00	32,970
73		Qlogic Corp.	January 2008	17.50	2,007
860		Symantec Corp.	January 2008	17.50	227,900
2,300		Symantec Corp.	January 2008	20.00	264,500
350		Target Corp.	January 2008	60.00	248,500
900		Target Corp.	January 2008	65.00	387,000
200		Unit Corp.	December 2007	55.00	15,500
500		UnitedHealth Group, Inc.	January 2008	50.00	107,500
900		UnitedHealth Group, Inc.	January 2008	55.00	58,500
200		UnitedHealth Group, Inc.	March 2008	55.00	24,000
500		United Parcel Services Corp. - Class B	January 2008	75.00	175,000
400		Varian Medical Systems, Inc.	November 2007	40.00	126,000
180		Varian Medical Systems, Inc.	January 2008	45.00	29,250
401		Varian Medical Systems, Inc.	November 2007	45.00	29,072
2,950		Williams-Sonoma, Inc.	February 2008	32.50	914,500
250		Williams-Sonoma, Inc.	November 2007	32.50	48,125
620		Zebra Technologies Corp.	February 2008	35.00	235,600

		Total Value of Call Options Written (Premiums received $19,367,262)			21,666,370

		Put Options Written
1,141		American Eagle Outfitters, Inc.	November 2007	25.00	108,395
1,500		Mylan Laboratories, Inc.	January 2008	15.00	108,750

		Total Value of Put Options Written (Premiums received $309,018)			217,145

		Total Options Written (Premiums received $19,676,280)			$21,883,515

*	Name change effective November 1, 2007
(a)	Non-income producing security.
(b)	Represents 150 shares per contract.
(c)	Represents 100 shares of Morgan Stanley Co. and 50 shares of Discover Financial Services due to a spin-off.

See previously submitted notes to financial statements for the period ending June 30, 2007.

Country Allocation**
United States	98.1%
Singapore	1.9%

**	Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 20, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	November 20, 2007